Expense Example	Mar. 09, 2026 USD ($)
Nicholas Bitcoin and Treasuries AfterDark ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Nicholas Bitcoin Tail ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	$ 309